Right-of-use assets and lease liabilities - Liabilities for leased assets - (Details) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Lease liabilities
Additions	€ 668
Decreases	(877)
Currency translation differences	87
Other changes	(41)
Carrying amount at end of period	5,648
Cash payments for the principal portion of the lease liabilities	877
Cash payments for the interest portion of lease liabilities	347
Prepayment RoU for leased assets	16
Current portion of long-term lease liabilities
Lease liabilities
Decreases	(875)
Currency translation differences	10
Other changes	960
Carrying amount at end of period	889
Long-term lease liabilities
Lease liabilities
Additions	668
Decreases	(2)
Currency translation differences	77
Other changes	(1,001)
Carrying amount at end of period	4,759
Joint operations
Lease liabilities
Carrying amount at end of period	1,976
Increase (decrease) due to application of IFRS 16
Lease liabilities
First adoption IFRS 16 at beginning of period	5,656
Reclassifications at beginning of period	168
Reclassifications to liabilities directly associated with assets held for sale at beginning of period	(13)
Carrying amount at beginning of period	5,800
Increase (decrease) due to application of IFRS 16 | Current portion of long-term lease liabilities
Lease liabilities
First adoption IFRS 16 at beginning of period	665
Reclassifications at beginning of period	132
Reclassifications to liabilities directly associated with assets held for sale at beginning of period	(3)
Increase (decrease) due to application of IFRS 16 | Long-term lease liabilities
Lease liabilities
First adoption IFRS 16 at beginning of period	4,991
Reclassifications at beginning of period	36
Reclassifications to liabilities directly associated with assets held for sale at beginning of period	(10)
After initial application
Lease liabilities
Carrying amount at beginning of period	5,811
After initial application | Current portion of long-term lease liabilities
Lease liabilities
Carrying amount at beginning of period	794
After initial application | Long-term lease liabilities
Lease liabilities
Carrying amount at beginning of period	€ 5,017